Description of Business - Schedule Of Business Combination, Net of Transaction Costs and Assumed Liabilities (Details) - USD ($) $ in Thousands		Mar. 29, 2022	Mar. 28, 2022
Business Acquisition [Line Items]
Gross proceeds		$ 176,282
Less: transaction costs paid during the period		(12,507)
Net Proceeds from the Business Combination		163,775
Less: Series Z Preferred Stock	[1]	(31,000)
Less: warrant liabilities issued		(15,697)
Less: repayment of note assumed in the Business Combination		(1,200)
Less: net transaction costs reclassed to equity, including accrued transaction costs at March 31, 2022		(4,711)
Less: issuance of non-redemption shares		(42)
Less: non-cash net liabilities assumed from the Business Combination		(195)
Business Combination, net of transaction costs and assumed liabilities on the Statement of changes in Stockholders' equity		110,930
FirstMark trust and cash
Business Acquisition [Line Items]
Gross proceeds		36,282
PIPE Investors (including Series Z)
Business Acquisition [Line Items]
Gross proceeds		$ 140,000	$ 140,000

[1]	The conversion of Series Z Preferred Stock is reflected separately from the Business Combination on the Statement of Changes in Stockholders’ Equity.